Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2016
Registrant Name	ADVISORS SERIES TRUST
Central Index Key	0001027596
Amendment Flag	false
Document Creation Date	Mar. 28, 2017
Document Effective Date	Mar. 30, 2017
Prospectus Date	Mar. 30, 2017
Semper MBS Total Return Fund | Institutional Class
Prospectus:
Trading Symbol	SEMMX
Semper MBS Total Return Fund | Investor Class
Prospectus:
Trading Symbol	SEMPX
Semper MBS Total Return Fund | Class A
Prospectus:
Trading Symbol	SEMOX
Semper Short Duration Fund | Institutional Class
Prospectus:
Trading Symbol	SEMIX
Semper Short Duration Fund | Investor Class
Prospectus:
Trading Symbol	SEMRX